Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Noncontrolling Interest Launch Equity	Redeemable Preferred Units
Balance at beginning of period at Dec. 31, 2009	$ (757,156)						$ (757,156)
Redeemable preferred units, beginning of period at Dec. 31, 2009									357,194
Net income (loss)	42,527						42,527
Other comprehensive income	14,795						14,795
Total comprehensive income (loss)	57,322						57,322
Partnership distributions	(36,760)						(36,760)
Capital contribution	16						16
Balance at end of period at Dec. 31, 2010	(736,578)						(736,578)
Redeemable preferred units, end of period at Dec. 31, 2010									357,194
Net income (loss)	129,972						133,073	(3,101)
Other comprehensive income	6,354						6,354
Total comprehensive income (loss)	136,326						139,427	(3,101)
Change in noncontrolling interest- Launch Equity, net	26,268							26,268
Partnership distributions	(67,108)						(67,108)
Balance at end of period at Dec. 31, 2011	(641,092)						(664,259)	23,167
Redeemable preferred units, end of period at Dec. 31, 2011	357,194								357,194
Net income (loss)	42,577						33,760	8,817
Other comprehensive income	1,971						1,971
Total comprehensive income (loss)	44,548						35,731	8,817
Change in noncontrolling interest- Launch Equity, net	4,715							4,715
Partnership distributions	(80,886)						(80,886)
Balance at end of period at Dec. 31, 2012	(672,715)	0	0	0	0	0	(709,414)	36,699
Redeemable preferred units, end of period at Dec. 31, 2012	357,194								357,194
Redemptions	(16)						(16)
Net income (loss)	(434,342)						(434,342)
Other comprehensive income	1,065						1,065
Partnership distributions	(100,514)						(100,514)
Modification of equity award and other pre-offering related compensation	572,471						572,471
Modification of redeemable preferred units	357,194						357,194		(357,194)
Initial establishment of contingent value right liability	(55,440)						(55,440)
Balance at end of period at Mar. 12, 2013	(332,297)	0	0	0	0	0	(368,996)	36,699
Redeemable preferred units, end of period at Mar. 12, 2013									0
IPO proceeds	353,414						353,414
Attribution of noncontrolling interest		674	74,748	(58,365)		662	(17,719)
Redemptions	(76,319)						(76,319)
Establishment of deferred tax assets, net of amounts payable under tax receivable agreements	16,953			16,953
Net income (loss)	81,978				8,748		69,661	3,569	0
Other comprehensive income	568					86	482
Change in noncontrolling interest- Launch Equity, net	3,150							3,150
Amortization of equity-based compensation	28,348			6,585			21,763
Forfeitures	0	(1)		1
Partnership distributions	(13,577)						(13,577)
Balance at end of period at Jun. 30, 2013	62,218	673	74,748	(34,826)	8,748	748	(31,291)	43,418
Redeemable preferred units, end of period at Jun. 30, 2013	$ 0								$ 0